Description of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 27, 2021	Jul. 11, 2021
Advertising Costs Commitment [Member] | Life Wallet LLC [Member]
Nature Of Operations [Line Items]
Other Commitment, to be Paid, Remainder of Fiscal Year	$ 3.2
Membership Interest Purchase Agreement [Member]
Nature Of Operations [Line Items]
Common stock units issued or issuable pursuant to business combination				3,250,000,000
Common stock units to be deposited in the escrow account				6,000,000
Transaction costs	69.4
Deferred transaction costs	44.8
Short-Term borrowings from affiliate	85.0
Membership Interest Purchase Agreement [Member] | Other Current Assets [Member]
Nature Of Operations [Line Items]
Business combination acquisition costs not expensed	16.1	$ 13.3
Investment Capacity Agreement [Member] | Virage Capital Management LP [Member]
Nature Of Operations [Line Items]
Maximum amount of Paid Amount Purchasable Pursuant To Agreement			$ 3,000.0
Percentage Of Recoveries Payable To Assignor			50.00%
Percentage Of Recoveries From The Assignor			50.00%
Servicing Agreement [Member] | Virage Recovery Master LP [Member]
Nature Of Operations [Line Items]
Reserved for the payment of service fees	$ 20.5	$ 30.7
Class V Common Stock [Member] | Non Voting Economic Shares [Member] | Lion Heart [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share				$ 0.0001
Common Class B [Member] | Non Voting Economic Shares [Member] | Opco [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share				$ 0.0001